(Natural Resources Trust)
Investment Objective
To seek long-term total return.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Natural Resources Trust)	Series I	Series II	NAV
Management fee	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.08%	0.08%	0.08%
Total annual fund operating expenses	1.13%	1.33%	1.08%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Natural Resources Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	115	359	622	1,375
Series II	135	421	729	1,601
NAV	110	343	595	1,317

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resources-related companies include companies that own or develop energy, metals and other natural resources, or supply goods and services to such companies.

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in three major sectors: (1) energy, (2) metals and mining and (3) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in exploration, production, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above. This may include forest products such as timber, pulp and paper product companies.

The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund's assets when a subadvisor deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund's derivative transactions will typically be fully collateralized on a net basis. The fund's investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management's analysis is understanding the economic and political dynamics of each of these countries.

Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company's potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

In evaluating investments for the portion of the fund RS Investments manages, RS Investments' investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify"advantaged assets," inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments' investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments' investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Natural resources risk The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

Calendar year total returns for Series I:

Best Quarter:     26.69% (Quarter ended 6/30/2009)

Worst Quarter:   -36.61% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2012
The return for the Index under "Since Inception" may be calculated from the month end closest to the inception date of the fund.
Average Annual Total Returns (Natural Resources Trust)		1 Year	5 Years	Since Inception	Inception Date
Series I		0.52%	(6.59%)	12.85%	May 05, 2003
Series II		0.22%	(6.80%)	12.61%	May 05, 2003
NAV		0.58%	(6.56%)	12.89%	Feb. 28, 2005
MSCI World Energy Index (gross of foreign withholding taxes on dividends)	[1]	2.50%	(1.67%)	12.03%	May 05, 2003
MSCI World Metals & Mining Index (gross of foreign withholding taxes on dividends)	[1]	1.14%	(5.84%)	15.05%	May 05, 2003
MSCI World Paper & Forest Products Index (gross of foreign withholding taxes on dividends) (former benchmark)	[1]	20.98%	(3.35%)	2.19%	May 05, 2003
Combined Index (New)		2.29%	(2.88%)	13.68%	May 05, 2003
Combined Index (Old)		4.13%	(2.45%)	12.48%	May 05, 2003
[1]	Prior to July 16, 2012, the fund compared its performance to 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisors' outlook on the fund's investments and allocations to natural resources sectors.